Summary of Significant Accounting Policies (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Accounting Policy [Line Items]
Reserve	$ 0
Minimum
EBP, Accounting Policy [Line Items]
Interest rate	0.00%